SHARE CAPITAL - Disclosure of share appreciation rights (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of classes of share capital [abstract]
Share appreciation rights, outstanding, beginning of period	0	312,000
Share appreciation rights, weighted average grant price, beginning of period	$ 0	$ 3.30
Share Appreciation Rights Granted, Granted	115,930	0
Share Appreciation Rights Granted, Granted, Weighted Average Grant Price	$ 5.40	$ 0
Share appreciation rights, exercised	(2,260)	0
Share appreciation rights, exercised, weighted average grant price	$ 5.34	$ 0
Share appreciation rights, cancelled	0	(312,000)
Share appreciation rights, cancelled, weighted average grant price	$ 0	$ 3.30
Share appreciation rights, outstanding, end of period	113,670	0
Share appreciation rights, weighted average grant price, end of period	$ 5.40	$ 0
Share appreciation rights, exercisable	40,912	0
Share appreciation rights, exercisable, weighted average grant price	$ 5.39	$ 0